Share-based Payments Arrangement - CHIEF Share-based Compensation Plan (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2019 $ / shares	Jun. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares	Aug. 31, 2018 $ / shares	Jul. 31, 2018 $ / shares	Jun. 30, 2018 $ / shares	Dec. 19, 2017 $ / shares
Grant Date 2015.10.22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2015.11.17
Grant Date	2015.10.22
Stock Options Units	2,000.00
Exercise Price	$ 34.40		$ 34.40
Original price	$ 43.00
Grant Date 2017.12.19 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2017.12.18
Grant Date	2017.12.19
Stock Options Units	950.00
Exercise Price	$ 135.60	$ 135.60	140.60	$ 140.60	$ 144.10	$ 144.10	$ 147.00
Original price	$ 147.00
Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2017.12.18
Grant Date	2018.10.31
Stock Options Units	50.00
Exercise Price	$ 141.70	$ 141.70	$ 147.00
Original price	$ 147.00